Loan and Security Agreement and Convertible Notes - Hercules Capital, Inc. (Details) - USD ($)						12 Months Ended
	Dec. 21, 2017	Nov. 06, 2017	Mar. 23, 2017	Mar. 15, 2017	Nov. 23, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Debt Instrument [Line Items]
Face value of loan							$ 50,000,000
Payment of backend fee						$ 5,725,000	0	$ 0
Warrant received to purchase aggregate of common stock - shares					460,123
Warrant received to purchase aggregate of common stock - exercise price					$ 4.89
Warrants exercisable					306,748
Loss on debt extinguishment						$ 8,089,000	$ 4,275,000	$ 222,000
Term Loan
Debt Instrument [Line Items]
Amended and restated principal amount of loan agreement					$ 75,000,000
Payment of backend fee				$ 1,500,000
Repayment of loan		$ 10,000,000	$ 20,000,000
Loss on debt extinguishment	$ 4,300,000
Oaktree Term Loan
Debt Instrument [Line Items]
Face value of loan					$ 50,000,000.0
Loan and Security Agreement
Debt Instrument [Line Items]
Unrestricted cash covenant requirement for long term debt									$ 20,000,000
Amended Loan And Security Agreement
Debt Instrument [Line Items]
Unrestricted cash covenant requirement for long term debt		$ 8,000,000